Apr. 29, 2026
Invesco(R) V.I. S&P 500 Buffer Fund - March | Invesco(R) V.I. S&P 500 Buffer Fund - March
Investment Objective(s)
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.42%	0.42%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.40	0.40

Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	0.83	1.08

Fee Waiver and/or Expense Reimbursement[1]	0.12	0.12

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71	0.96

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed below) of Series I and Series II shares to 0.70% and 0.95%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$73	$253	$449	$1,014

Series II shares	$98	$332	$584	$1,306

	1 Year	3 Years	5 Years	10 Years
Series I shares	$73	$253	$449	$1,014

Series II shares	$98	$332	$584	$1,306

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the S&P 500® Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index is comprised of common stocks of approximately 500 large-capitalization companies that generally represent the large-cap segment of the U.S. equity market. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s
Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the S&P 500® Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund to reduce Fund losses by the amount of the Buffer and to provide returns up to the Cap, as described in its investment objective, are based upon the performance of the Underlying Index over the Outcome Period of April 1, 2026 through March 31, 2027. The Fund’s current Cap is set at 16.36%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from April 1 to March 31. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Buffer is expected to start every Outcome Period at 10%. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website.
■
Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund, which after Fund fees and expenses is 9.30% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
■
Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund. The Fund's current Cap is set at 16.36%, which after Fund expenses is 15.55% for Series I shares and 15.25% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that Outcome Period. Investors who purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain. Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C830, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2026, the Underlying Index is diversified, and therefore as of that same date, the Fund is managed as diversified in accordance with the Underlying Index.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	March 31, 2023	7.50%
Worst Quarter	March 31, 2025	-3.56%

Average Annual Total Returns (for the periods ended December 31, 2025)
	Inception Date	1 Year	Since Inception
Series I	3/31/2022	7.64%	8.37%

Series II	3/31/2022	7.25	8.08

S&P 500® Index (Price Only)[1]		16.39	11.64

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		17.88	13.31

1
The S&P 500® Index (Price Only) is a price return index, which tracks the price of its component securities and excludes dividends.